EATON VANCE ASIAN SMALL COMPANIES FUND
                        EATON VANCE INFORMATION AGE FUND
                      EATON VANCE GREATER CHINA GROWTH FUND
               Supplement to Statements of Additional Information
                              dated January 1, 2003

              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                Supplement to Statement of Additional Information
                               dated March 1, 2003

                         EATON VANCE GREATER INDIA FUND
                        EATON VANCE EMERGING MARKETS FUND
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.1
                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
               Supplement to Statements of Additional Information
                                dated May 1, 2003


Effective June 6, 2003, Jessica M. Bibliowicz was elected as an interested Trustee of the following Portfolios: Asian Small Companies Portfolio; Information Age Portfolio; Emerging Markets Portfolio; Greater China Growth Portfolio; and South Asia Portfolio. On the same date, Lynn A. Stout was elected as a noninterested Trustee of the following Portfolios: Tax-Managed Growth Portfolio; Emerging Markets Portfolio; Greater China Growth Portfolio; and South Asia Portfolio. Biographical information about these Trustees is included in the Trustees' table under "Management and Organization."




June 16, 2003